March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Short-Term TIPS Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
iShares Short-Term TIPS Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds
1.75%, 01/15/28	$21,864	$ 22,180,221
3.63%, 04/15/28	22,372	23,524,338
2.50%, 01/15/29	20,245	20,998,919
3.88%, 04/15/29	25,640	27,655,390
0.13%, 01/15/31	60,389	56,767,820
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/27 - 07/15/30	170,592	165,155,598
0.38%, 07/15/27	51,625	51,616,849
1.63%, 10/15/27 - 04/15/30	188,784	191,378,323
0.50%, 01/15/28	54,166	53,745,334
1.25%, 04/15/28	58,231	58,458,313
0.75%, 07/15/28	45,802	45,671,737
2.38%, 10/15/28	60,024	62,131,635
0.88%, 01/15/29	40,105	39,814,009
2.13%, 04/15/29	61,165	62,792,400
0.25%, 07/15/29	46,803	45,515,342
1.13%, 10/15/30	67,650	67,039,014
Total Long-Term Investments — 81.8% (Cost: $986,264,597)		994,445,242

Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(b)	248,175	248,175

Security	Par (000)	Value
U.S. Treasury Obligations — 18.2%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/27	$23,196	$ 23,608,886
U.S. Treasury Inflation-Indexed Notes
0.13%, 04/15/26 - 10/15/26	149,918	151,177,371
0.38%, 01/15/27	46,035	46,122,760
		220,909,017
Total Short-Term Securities — 18.2% (Cost: $218,736,080)		221,157,192
Total Investments — 100.0% (Cost: $1,205,000,677)		1,215,602,434
Other Assets Less Liabilities — 0.0%		192,187
Net Assets — 100.0%		$ 1,215,794,621

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 6,048,837	$ —	$ (5,800,662)(a)	$ —	$ —	$ 248,175	248,175	$ 158,938 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
March 31, 2026
iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$ —	$ 994,445,242	$ —	$ 994,445,242
Short-Term Securities
Money Market Funds	248,175	—	—	248,175
U.S. Treasury Obligations	—	220,909,017	—	220,909,017
	$248,175	$1,215,354,259	$—	$1,215,602,434
Schedule of Investments